UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, NE

68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

03/31

Date of reporting period:  6/30/2013

Item 1.  Schedule of Investments.

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)
Shares		Value
	COMMON STOCKS - 102.2%
	AEROSPACE/DEFENSE - 1.3%
3,100	United Technologies Corp. +	$ 288,114

	AUTO MANUFACTURERS - 2.2%
31,000	Ford Motor Co. +	479,570

	BANKS - 3.1%
16,500	Wells Fargo & Co. +	680,955

	BEVERAGES - 3.1%
17,000	Coca-Cola, Co. +	681,870

	CHEMICALS - 2.2%
12,800	Potash Corp. Saskatchewan, Inc. +	488,064

	COMPUTERS - 4.0%
4,600	3D Sytems Corp. * +	201,940
1,700	Apple, Inc. +	673,336
		875,276
	ELECTRIC - 4.8%
7,300	Entergy Corp. +	508,664
18,000	PPL Corp. +	544,680
		1,053,344
	ELECTRICAL COMPONANTS & EQUIPMENT - 2.0%
8,000	Emerson Electric Co. +	436,320

	ENGINEERING & CONSTRUCTION - 3.7%
7,800	Chicago Bridge & Iron Co. NV +	465,348
6,000	Fluor Corp. +	355,860
		821,208
	HEALTHCARE-PRODUCTS - 4.3%
12,000	Medtronic, Inc. +	617,640
5,200	Stryker Corp. +	336,336
		953,976
	HEALTHCARE-SERVICES - 3.2%
7,800	Aetna, Inc. +	495,612
2,400	Humana, Inc. +	202,512
		698,124
	INSURANCE - 10.3%
12,600	Aflac, Inc. +	732,312
21,000	American International Group, Inc. * +	938,700
13,700	Arthur J Gallagher & Co.	598,553
		2,269,565
	INTERNET - 2.0%
500	Google, Inc. - Cl. A * +	440,185

	IRON / STEEL - 1.7%
28,000	Vale SA +	368,200

	MINING - 3.0%
16,100	Newmont Mining Corp. +	482,195
9,000	Silver Wheaton Corp. +	177,030
		659,225
	OIL & GAS - 6.8%
3,300	Chevron Texaco Corp. +	390,522
13,400	ConocoPhillips +	810,700
5,200	Ensco PLC +	302,224
		1,503,446
	OIL & GAS SERVICES - 4.2%
6,900	Baker Hughes, Inc. +	318,297
8,600	National Oilwell Varco, Inc. +	592,540
		910,837

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited) (Continued)
Shares		Value
	PHARMACEUTICALS - 6.4%
5,400	Allergan, Inc. +	$ 454,896
4,500	Mead Johnson Nutrition Co. +	356,535
15,000	Teva Pharmaceutical Industries Ltd. +	588,000
		1,399,431
	PRIVATE EQUITY - 4.0%
41,500	Blackstone Group LP +	873,990

	RETAIL - 13.4%
10,700	Family Dollar Stores, Inc. +	666,717
2,300	McDonald's Corp. +	227,700
41,600	Staples, Inc. +	659,776
8,200	Target Corp. +	564,652
12,000	Walgreen Co. +	530,400
4,000	Wal Mart Stores, Inc. +	297,960
		2,947,205
	SEMICONDUCTORS - 6.6%
33,300	Intel Corp. +	806,526
10,600	Qualcomm, Inc. +	647,448
		1,453,974
	SOFTWARE - 3.4%
21,500	Microsoft Corp. +	742,395

	TELECOMUNICATIONS - 3.9%
17,800	Cisco Systems, Inc. +	432,718
30,000	Corning, Inc. +	426,900
		859,618
	TRANSPORTATION - 2.6%
10,100	CH Robinson Worldwide, Inc. +	568,731

	TOTAL COMMON STOCKS
	(Cost - $20,715,527)	22,453,623

	SHORT TERM INVESTMENTS - 4.8%
1,044,615	Federated Government Obligations Fund, 0.01%** (Cost - $1,044,615)	1,044,615

	TOTAL INVESTMENTS - 107.0% (Cost - $21,760,143)(a)	$ 23,498,238
	CALL OPTIONS WRITTEN - (6.0) % (Proceeds - $971,899)	(1,308,384)
	OTHER LIABILITIES LESS ASSETS - (1.0) %	(220,514)
	NET ASSETS - 100.0%	$ 21,969,340

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - (6.0) %
46	3D Systems Corp.	22,080
	Expiration January 2014, Exercise Price $50.00
78	Aetna, Inc.	56,160
	Expiration January 2014, Exercise Price $60.00
45	Aflac, Inc.	32,962
	Expiration January 2014, Exercise Price $52.50
45	Aflac, Inc.	25,088
	Expiration January 2014, Exercise Price $55.00
36	Aflac, Inc.	6,840
	Expiration January 2014, Exercise Price $62.50
30	Allergan, Inc.	8,175
	Expiration January 2014, Exercise Price $95.00
24	Allergan, Inc.	5,280
	Expiration August 2013, Exercise Price $87.50
210	American International Group, Inc.	115,500
	Expiration January 2015, Exercise Price $50.00
4	Apple, Inc.	8,480
	Expiration January 2014, Exercise Price $425.00
13	Apple, Inc.	15,340
	Expiration January 2014, Exercise Price $460.00

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited) (Continued)

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (6.0) %	Value
69	Baker Hughes, Inc.	$ 14,904
	Expiration January 2014, Exercise Price $50.00
115	Blackstone Group LP	8,050
	Expiration December 2013, Exercise Price $24.00
100	Blackstone Group LP	11,600
	Expiration January 2014, Exercise Price $23.00
200	Blackstone Group LP	17,000
	Expiration January 2014, Exercise Price $24.00
99	CH Robison Worldwide, Inc.	15,840
	Expiration January 2014, Exercise Price $62.50
10	Chevron Texaco Corp.	5,200
	Expiration January 2014, Exercise Price $120.00
40	Chicago Bridge & Iron Co. NV	22,320
	Expiration January 2014, Exercise Price $60.00
38	Chicago Bridge & Iron Co. NV	10,260
	Expiration January 2014, Exercise Price $67.50
80	Cisco Systems, Inc.	10,800
	Expiration January 2014, Exercise Price $25.00
90	Coca-Cola Co.	13,860
	Expiration January 2014, Exercise Price $41.25
80	Coca-Cola Co.	8,800
	Expiration January 2014, Exercise Price $42.50
31	ConocoPhillips	10,075
	Expiration January 2014, Exercise Price $60.00
63	ConocoPhillips	13,545
	Expiration January 2014, Exercise Price $62.50
40	ConocoPhillips	5,280
	Expiration January 2014, Exercise Price $65.00
300	Corning, Inc.	24,600
	Expiration January 2014, Exercise Price $15.00
60	Emerson Electric Co.	7,800
	Expiration January 2014, Exercise Price $60.00
20	Emerson Electric Co.	1,500
	Expiration January 2014, Exercise Price $62.50
26	Ensco PLC	5,486
	Expiration January 2014, Exercise Price $65.00
26	Ensco PLC	9,880
	Expiration January 2014, Exercise Price $60.00
25	Entergy Corp.	4,750
	Expiration September 2013, Exercise Price $70.00
28	Entergy Corp.	4,060
	Expiration January 2014, Exercise Price $75.00
20	Entergy Corp.	4,200
	Expiration January 2014, Exercise Price $72.50
80	Family Dollar Stores, Inc.	37,600
	Expiration January 2014, Exercise Price $62.50
27	Family Dollar Stores, Inc.	7,492
	Expiration January 2014, Exercise Price $67.50
24	Fluor Corp.	7,704
	Expiration January 2014, Exercise Price $65.00
36	Fluor Corp.	8,640
	Expiration January 2014, Exercise Price $67.50
110	Ford Motor Co.	16,060
	Expiration January 2014, Exercise Price $15.00
200	Ford Motor Co.	19,600
	Expiration January 2014, Exercise Price $16.00
5	Google, Inc. - Cl. A	39,750
	Expiration January 2014, Exercise Price $850.00
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited) (Continued)

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (6.0) %	Value
24	Humana, Inc.	$ 18,840
	Expiration January 2014, Exercise Price $82.50
42	Intel Corp.	8,190
	Expiration October 2013, Exercise Price $23.00
141	Intel Corp.	42,018
	Expiration January 2014, Exercise Price $22.00
50	Intel Corp.	6,100
	Expiration January 2014, Exercise Price $25.00
23	McDonalds Corp.	11,385
	Expiration January 2014, Exercise Price $97.50
20	Mead Johnson Nutrition Co.	16,400
	Expiration January 2014, Exercise Price $75.00
25	Mead Johnson Nutrition Co.	9,125
	Expiration January 2014, Exercise Price $85.00
120	Medtronic, Inc.	20,760
	Expiration January 2014, Exercise Price $55.00
150	Microsoft Corp.	78,750
	Expiration January 2014, Exercise Price $30.00
65	Microsoft Corp.	24,375
	Expiration January 2014, Exercise Price $32.00
30	National Oilwell Varco, Inc.	16,050
	Expiration January 2014, Exercise Price $70.00
49	National Oilwell Varco, Inc.	19,845
	Expiration January 2014, Exercise Price $72.50
7	National Oilwell Varco, Inc.	2,275
	Expiration January 2014, Exercise Price $75.00
31	Newmont Mining Corp.	8,525
	Expiration December 2013, Exercise Price $31
30	Newmont Mining Corp.	4,320
	Expiration December 2013, Exercise Price $34
30	Newmont Mining Corp.	6,150
	Expiration January 2014, Exercise Price $34.00
70	Newmont Mining Corp.	31,150
	Expiration January 2015, Exercise Price $33
128	Potash Corp. Saskatchewan, Inc.	6,912
	Expiration September 2013, Exercise Price $41.00
180	PPL Corp.	10,800
	Expiration July 2013, Exercise Price $30.00
106	Qualcomm, Inc.	12,508
	Expiration January 2014, Exercise Price $70.00
90	Silver Wheaton Corp.	270
	Expiration July 2013, Exercise Price $26.00
20	S & P 500 Index	13,300
	Expiration December 2013, Exercise Price $1800.00
310	Staples, Inc.	76,725
	Expiration January 2014, Exercise Price $14.00
106	Staples, Inc.	20,988
	Expiration January 2014, Exercise Price $15.00
27	Stryker Corp.	9,990
	Expiration January 2014, Exercise Price $65.00
25	Stryker Corp.	4,188
	Expiration January 2014, Exercise Price $70.00
20	Target Corp.	6,420
	Expiration January 2014, Exercise Price $70.00
75	Teva Pharmaceutical Industries Ltd.	11,325
	Expiration December 2013, Exercise Price $40.00
75	Teva Pharmaceutical Industries Ltd.	5,100
	Expiration December 2013, Exercise Price $42.50
31	United Technologies Corp.	17,825
	Expiration January 2014, Exercise Price $92.50
130	Vale SA	7,540
	Expiration December 2013, Exercise Price $15.00
150	Vale SA	24,000
	Expiration January 2015, Exercise Price $15.00
IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited) (Continued)

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (6.0) %	Value
120	Walgreen Co.	$ 38,880
	Expiration January 2014, Exercise Price $45.00
40	Wal Mart Stores, Inc.	5,800
	Expiration January 2014, Exercise Price $80.00
14	Wells Fargo & Co.	7,532
	Expiration January 2014, Exercise Price $37.00
111	Wells Fargo & Co.	35,742
	Expiration January 2014, Exercise Price $40.00
40	Wells Fargo & Co.	5,720
	Expiration January 2014, Exercise Price $44.00
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $971,899)	$ 1,308,384

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2013.
+ All or a portion of the security is held as collateral for covered calls.
ADR - American Depository Receipt
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including call options written) is
$20,704,791 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,211,667
	Unrealized depreciation:	(726,604)
	Net unrealized appreciation:	$ 1,485,063

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund's assets carried at fair value:

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)(Continued)

Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 22,453,623	$ -	$ -	$ 22,453,623
Short Term Investments		1,044,615	-	-	1,044,615
	Total	$ 23,498,238	$ -	$ -	$ 23,498,238
Liabilities
Calls Options Written		1,308,384	-	-	1,308,384
	Total	$ 1,308,384	$ -	$ -	$ 1,308,384

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

8/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

8/29/13

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

8/29/13